FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS

NOTE 7 - FINANCIAL INSTRUMENTS

Financial instruments by category

As of December 31, 2022

Assets	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,121,223	95,452	-	1,216,675
Other financial assets, current (*)	481,637	277	21,601	503,515
Trade and others accounts receivable, current	1,008,109	-	-	1,008,109
Accounts receivable from related entities, current	19,523	-	-	19,523
Other financial assets, non current	15,517	-	-	15,517
Accounts receivable, non current	12,743	-	-	12,743
Total	2,658,752	95,729	21,601	2,776,082

Liabilities	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Other financial liabilities, current	802,841	-	-	802,841
Trade and others accounts payable, current	1,627,992	-	-	1,627,992
Accounts payable to related entities, current	12	-	-	12
Other financial liabilities, non-current	5,979,039	-	-	5,979,039
Accounts payable, non-current	326,284	-	-	326,284
Total	8,736,168	-	-	8,736,168

(*)	The amount presented as at fair value with changes in the results corresponds mainly to private investment funds. The amount presented as measured at amortized cost relates to ThUS$340,008 of funds delivered as restricted advances (as described in Note 11) and guarantees.

As of December 31, 2021

Assets	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,020,810	26,025	-	1,046,835
Other financial assets, current (*)	83,150	347	17,641	101,138
Trade and others accounts receivable, current	881,770	-	-	881,770
Accounts receivable from related entities, current	724	-	-	724
Other financial assets, non current	15,622	-	-	15,622
Accounts receivable, non current	12,201	-	-	12,201
Total	2,014,277	26,372	17,641	2,058,290

Liabilities	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Other financial liabilities, current	4,447,780	2,937	2,734	4,453,451
Trade and others accounts payable, current	4,839,251	-	-	4,839,251
Accounts payable to related entities, current	661,602	-	-	661,602
Other financial liabilities, non-current	5,948,702	-	-	5,948,702
Accounts payable, non-current	472,426	-	-	472,426
Total	16,369,761	2,937	2,734	16,375,432

(*)	The amount presented as at fair value with changes in results corresponds mainly to private investment funds. The amount presented as measured at amortized cost relates to guarantees.